Investment in a Joint Venture (Details) - Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC - Vibe Music Arabia FZ-LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment in a Joint Venture (Details) - Schedule of Summarized Statement of Profit or Loss of Vibe Music Arabia FZ-LLC [Line Items]
Revenue	$ 173,918	$ 34,613
Cost of revenue	(148,491)	(35,338)
Gross profit / Loss	25,427	(725)
Selling and distribution expenses	(95,688)	(38,706)
General and administrative expenses	(348,287)	(517,326)
Other income	196
Finance cost	(6,584)	(4,956)
Net foreign exchange differences	(2,674)	(4,397)
Total comprehensive loss for the year	(427,610)	(566,110)
Group’s share of loss for the year (50%)	$ (213,805)	$ (283,055)